Basis of Presentation and Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Operations

Description of Business and Operations—Bentley Systems, Incorporated (“Bentley” or the “Company”) is a Delaware corporation that was founded in 1984 and is headquartered in Exton, Pennsylvania. The Company, together with its subsidiaries, is a leading global provider of infrastructure engineering software solutions for professionals and organizations involved in the project delivery and operational performance of infrastructure assets. The Company is dedicated to advancing infrastructure through its comprehensive software solutions that span engineering disciplines, assets, and lifecycle processes. The Company’s integrated software platform encompasses both the design and construction of infrastructure, which the Company refers to as project delivery, and the operation of infrastructure assets, which the Company refers to as asset performance. The Company’s software solutions are designed to enable information mobility for a more complete flow of information among applications, across distributed project teams, from offices to the field, and throughout the infrastructure lifecycle. The Company believes its solutions extend the reach and scope of digital engineering models from the project delivery phase into the asset performance phase of the infrastructure lifecycle, which enables engineers to make infrastructure assets more intelligent and sustainable. Users of the Company’s solutions include engineers and construction professionals who collaborate on project delivery, and owner‑operators who maintain, adapt, and optimize the performance of infrastructure assets.

Basis of Presentation and Consolidation

Basis of Presentation and Consolidation — The unaudited consolidated financial statements and accompanying notes have been prepared in United States (“U.S.”) Dollars and in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and notes required by U.S. GAAP for annual financial statements.

Basis of Presentation and Consolidation—The consolidated financial statements and accompanying notes have been prepared in United States (“U.S.”) dollars and in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements include the accounts of the Company and its wholly‑owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company’s principal subsidiaries are Bentley Systems International Limited (Ireland), Bentley Software International, Limited (Bermuda), Bentley Canada Inc. (Canada), Bentley Systems Europe BV (the Netherlands), Bentley Systems Pty Ltd. (Australia), Bentley Systems Co., Ltd. (Japan), Bentley Systems Germany GmbH (Germany), Bentley Systems Ltd. (UK), and Bentley Systems India Private Limited (India).

Stock Dividend

Stock Dividend—On May 1, 2018, the Company paid a previously declared stock dividend (the “Dividend”) to all holders of the Company’s common stock as of April 30, 2018. Under the terms of the Dividend, each stockholder received one share of the Company’s Class B Common Stock for each share of either Class A or Class B Common Stock then owned, including shares held in the Company’s 401(k)/Profit Sharing plan. Because the Dividend had the economic effect of a 2‑for‑1 stock split (with twice as many shares issued, each worth half the original value of a share), all prior period share and per share amounts presented in the consolidated financial statements and notes have been adjusted on a retroactive basis to give effect to the Dividend.

In addition, under the terms of the Company’s equity incentive plans and instruments, all outstanding awards and instruments were automatically adjusted as required by their terms to reflect the Dividend, including, as it relates to stock options, by doubling the number of outstanding options and reducing by one‑half the exercise prices of all outstanding options.

Use of Estimates

Use of Estimates — The preparation of consolidated financial statements and related disclosures in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company’s significant estimates and assumptions include revenue recognition, adequacy of allowance for accounts receivable, determination of the fair value of acquired assets and liabilities, the fair value of derivative financial instruments, the fair value of common stock and stock‑based compensation, operating lease assets and liabilities, useful lives for depreciation and amortization, impairment of goodwill and intangible assets, and accounting for income taxes. Actual results could differ materially from these estimates.

Use of Estimates—The preparation of consolidated financial statements and related disclosures in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company’s critical estimates and assumptions include revenue recognition, adequacy of allowance for accounts receivable, determination of the fair value of acquired assets and liabilities, the fair value of derivative financial instruments, the fair value of stock‑based compensation, useful lives for depreciation and amortization, impairment of goodwill and intangible assets, and accounting for income taxes. Actual results could differ materially from these estimates.

Reclassifications		Reclassifications—Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations.
Cash and Cash Equivalents

Cash and Cash Equivalents—The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents. At December 31, 2018 and 2019, all of the Company’s cash and cash equivalents consisted of money market funds and cash held in checking accounts maintained at various financial institutions. Cash equivalents are recorded at cost, which approximates fair value.

Revenues

The Company recognizes revenue upon the transfer of promised goods or services to customers in an amount that reflects the expected consideration received in exchange for those goods or services.

Nature of Products and Services

The Company generates revenues from subscriptions, perpetual licenses, and professional services.

Subscriptions

SELECT subscriptions — A prepaid annual recurring subscription that accounts (which are based on distinct contractual and billing relationships with the Company, where affiliated entities of a single parent company may each have an independent account with the Company) can elect to add to a new or previously purchased perpetual license. SELECT provides accounts with benefits, including upgrades, comprehensive technical support, pooled licensing benefits, annual portfolio balancing exchange rights, learning benefits, certain Azure‑based cloud collaboration services, mobility advantages, and access to other available benefits. SELECT subscription revenues are recognized as distinct performance obligations are satisfied. The performance obligations within the SELECT offering, outside of the portfolio balancing exchange right, are concurrently delivered and have the same pattern of recognition. These performance obligations are accounted for ratably over the term as a single performance obligation.

Enterprise subscriptions — The Company also provides Enterprise subscription offerings which provide its largest accounts with complete and unlimited global access to the Company’s comprehensive portfolio of solutions. Enterprise License Subscriptions (“ELS”) provide access for a prepaid fee, which is based on the account’s usage of software in the preceding year, to effectively create a fee‑certain consumption‑based arrangement. ELS contain a term license component, SELECT maintenance and support, and performance consulting days. The SELECT maintenance and support benefits under ELS do not include a portfolio balancing performance obligation. Revenue is allocated to the various performance obligations based on their respective standalone selling price (“SSP”). Revenue allocated to the term license component is recognized upon delivery at the start of the subscription term while revenues for the SELECT maintenance and support and the performance consulting days are recognized as delivered over the subscription term. Billings in advance are recorded as Deferred revenues in the consolidated balance sheets.

Enterprise 365 ("E365") subscriptions , which were introduced during the fourth quarter of 2018, provide unrestricted access to the Company’s comprehensive software portfolio, similar to ELS, however, the accounts are charged based upon daily usage. The daily usage fee includes a term license component, SELECT maintenance and support, and Success Plan services, which are designed to achieve business outcomes through more efficient and effective use of the Company’s software. E365 revenues are recognized based upon usage incurred by the account. Usage is defined as distinct user access on a daily basis. The term of E365 subscriptions aligns with calendar quarters and revenue is recognized based on actual usage.

Term license subscriptions — The Company provides annual, quarterly, and monthly term licenses for its software products. Term license subscriptions contain a term license component and SELECT maintenance and support. Revenue is allocated to the various performance obligations based on their SSP. Annual term licenses (“ATL”) are generally prepaid annually for named user access to specific products. Quarterly term license (“QTL”) subscriptions allow accounts to pay quarterly in arrears for license usage that is beyond their prepaid subscriptions. Monthly term license (“MTL”) subscriptions are identical to QTL subscriptions, except for the term of the license, and the manner in which they are monetized. MTL subscriptions require a Cloud Services Subscription (“CSS”), which is described below. For ATL, revenue allocated to the term license component is recognized upon delivery at the start of the subscription term while revenue for the SELECT maintenance and support is recognized as delivered over the subscription term. Billings in advance are recorded as Deferred revenues in the consolidated balance sheets. For usage‑based QTL and MTL subscriptions, revenues are recognized based upon usage incurred by the account. Usage is defined as peak usage over the respective terms. The terms of QTL and MTL subscriptions align with calendar quarters and calendar months, respectively, and revenue is recognized based on actual usage.

Visas and Passports are quarterly or annual term licenses enabling users to access specific project or enterprise information and entitle certain functionality of the Company’s ProjectWise and AssetWise systems. The Company’s standard offerings are usage based with monetization through the Company’s CSS program as described below.

CSS is a program designed to streamline the procurement, administration, and payment process. The program requires an account to estimate their annual usage for CSS eligible offerings and deposit funds in advance. Actual consumption is monitored and invoiced against the deposit on a calendar quarter basis. CSS balances not utilized for eligible products or services may roll over to future periods or are refundable. Paid and unconsumed CSS balances are recorded in Accruals and other current liabilities in the consolidated balance sheets. Software and services consumed under CSS are recognized pursuant to the applicable revenue recognition guidance for the respective software or service and classified as subscriptions or services based on their respective nature.

Perpetual licenses

Perpetual licenses may be sold with or without attaching a SELECT subscription. Historically, attachment and retention of the SELECT subscription has been high given the benefits of the SELECT subscription. Perpetual license revenue is recognized upon delivery of the license to the user.

Services

The Company provides professional services including training, implementation, configuration, customization, and strategic consulting services. The Company performs projects on both a time and materials and a fixed fee basis. The Company’s recent and preferred contractual structures for delivering professional services include (i) delivery of the services in the form of subscription‑like, packaged offerings which are annually recurring in nature, and (ii) delivery of the Company’s growing portfolio of Success Plans in standard offerings which offer a level of subscription service over and above the standard technical support offered to all accounts as part of their SELECT or Enterprise agreement. Revenues are recognized as services are performed.

The Company primarily utilizes its direct internal sales force and also has arrangements through independent channel partners to promote and sell Bentley products and subscriptions to end‑users. Channel partners are authorized to promote the sale of an authorized set of Bentley products and subscriptions within an authorized geography under a Channel Partner Agreement.

Significant Judgments and Estimates

The Company’s contracts with customers may include promises to transfer licenses (perpetual or term‑based), maintenance, and services to a user. Judgment is required to determine if the promises are separate performance obligations, and if so, the allocation of the transaction price to each performance obligation. When an arrangement includes multiple performance obligations which are concurrently delivered and have the same pattern of transfer to the customer, the Company accounts for those performance obligations as a single performance obligation. For contracts with more than one performance obligation, the transaction price is allocated among the performance obligations in an amount that depicts the relative SSP of each obligation. Judgment is required to determine the SSP for each distinct performance obligation. In instances where SSP is not directly observable, such as when the Company does not sell the product or service separately, the Company determines the SSP using information that may include market conditions and other observable inputs. The Company uses a range of amounts to estimate SSP when it sells each of the products and services separately and needs to determine whether there is a discount that should be allocated based on the relative SSP of the various products and services.

The Company’s SELECT agreement provides users with perpetual licenses a right to exchange software for other eligible perpetual licenses on an annual basis upon renewal. The Company refers to this option as portfolio balancing and has concluded that the portfolio balancing feature represents a material right resulting in the deferral of the associated revenue. Judgment is required to estimate the percentage of users who may elect to portfolio balance and considers inputs such as historical user elections. This feature is available once per term and must be exercised prior to the respective renewal term. The Company recognizes the associated revenue upon election or when the portfolio balancing right expires. This right is included in the initial and subsequent renewal terms and the Company reestablishes the revenue deferral for the material right upon the beginning of the renewal term.

Revenues—On January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) No. 2014‑09, Revenue from Contracts with Customers, and related amendments (“Topic 606”) as discussed further in Recently Adopted Accounting Guidance below. Results for reporting periods beginning on or after January 1, 2019 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the guidance provided by Accounting Standards Codification (“ASC”) 985‑605, Software‑Revenue Recognition, and revenues for non‑software deliverables in accordance with Topic 605‑25, Revenue Recognition, Multiple‑Element Arrangements. The Company refers to ASC 985‑605 and Topic 605‑25 collectively as Topic 605.

The accounting policies for the Company’s revenue recognition are explained in Note 3, Revenue from Contracts with Customers.

Cost of Revenues

Cost of Revenues—Cost of subscriptions and licenses includes salaries and other related costs, including the depreciation of property and equipment and the amortization of capitalized software costs associated with servicing software subscriptions, the amortization of intangible assets associated with acquired software and technology, channel partner compensation for providing sales coverage to subscribers, as well as cloud‑related costs incurred for servicing our customers using cloud deployed hosted solutions and those using our SELECT program. Cost of services includes salaries for internal and third‑party personnel and related overhead costs, including depreciation of property and equipment, for providing training, implementation, configuration, and customization services to customers, amortization of capitalized software costs, and related out‑of‑pocket expenses incurred.

Property and Equipment

Property and Equipment—Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated using the straight‑line method over the estimated useful lives of the assets, which range from three to twenty‑five years. Leasehold improvements are depreciated over the shorter of the estimated useful life of the leasehold improvements or the lease term. Land is not depreciated. Depreciation for equipment commences once it is placed in service and depreciation for buildings and leasehold improvements commences once they are ready for their intended use. Estimated useful lives of property and equipment are as follows:

Useful life
Building and improvements	25 years
Computer equipment and software	3 years
Furniture, fixtures, and equipment	5 years
Aircraft	6 years
Automobiles	3 years

Cost of maintenance and repairs is charged to expense as incurred. Upon retirement or other disposition, the cost of the asset and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the consolidated statements of operations.

Goodwill and Other Intangibles

Goodwill and Other Intangibles—Intangible assets arise from acquisitions and principally consist of goodwill, trademarks, customer relationships, in‑process research and development, and acquired software and technology. Intangibles, other than goodwill and in‑process research and development, are amortized on a straight‑line basis over their estimated useful lives, which range from three to ten years (see Note 6).

Goodwill consists of the excess of cost over the fair value of net assets acquired in business combinations. Goodwill is not amortized, but instead is tested annually for impairment, or more frequently if events occur or circumstances change that would more likely than not reduce its fair value below its carrying amount. The Company operates as a single reporting unit.

The initial step in evaluating goodwill for impairment requires the Company to determine the reporting unit’s fair value and compare it to the carrying value, including goodwill, of such reporting unit. As part of the assessment, the Company may first qualitatively assess whether it is more likely than not (a likelihood of more than 50 percent) that a goodwill impairment exists. In evaluating whether it is more likely than not that a goodwill impairment exists, the Company considers the factors identified in ASC 350, Intangibles—Goodwill and Other. The Company also considers whether there are significant differences between the carrying amount and the estimated fair value of its assets and liabilities, and the existence of significant unrecognized intangible assets. Based upon the Company’s most recent annual impairment assessment completed as of October 1, 2019, it is not more likely than not that a goodwill impairment exists. There was no impairment of goodwill as a result of the Company’s annual impairment assessments conducted during the years ended December 31, 2018 or 2019.

Long-Lived Assets

Long‑Lived Assets—The Company evaluates the recoverability of long‑lived assets, such as property and equipment and amortizable intangible assets, in accordance with authoritative guidance on accounting for the impairment or disposal of long‑lived assets, which includes evaluating long‑lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. If circumstances require a long‑lived asset to be tested for possible impairment, the Company first compares the undiscounted cash flows expected to be generated by that asset to its carrying value. If the carrying value of the long‑lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. No impairment of long‑lived assets occurred during the years ended December 31, 2018 or 2019.

Research and Development

Research and Development—Research and development expenses, which are generally expensed as incurred, primarily consist of personnel and related costs of our research and development staff, including salaries, benefits, bonuses, stock‑based compensation, and costs of certain third‑party contractors, as well as allocated overhead costs. The Company expenses software development costs, including costs to develop software products or the software component of products to be sold, leased, or marketed to external accounts, before technological feasibility is reached. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented.

The Company capitalizes certain development costs related to certain projects under its Accelerated Commercial Development Program (the Company’s structured approach to an in‑house business incubator function) once technological feasibility is established. Technological feasibility is established when a detailed program design has been completed and documented, the Company has established that the necessary skills, hardware, and software technology are available to produce the product, and there are no unresolved high‑risk development issues. Once the software is ready for its intended use, amortization is recorded over the software’s estimated useful life (generally three years). During the years ended December 31, 2018 and 2019, total costs capitalized under the Accelerated Commercial Development Program were $5,735 and $6,060, respectively. Additionally, during the years ended December 31, 2018 and 2019, total Accelerated Commercial Development Program related amortization recorded in Costs of subscriptions and licenses was $2,052 and $3,516, respectively.

Certain costs related to the creation of foreign language translations are capitalized and amortized over the economic life of the software.

Advertising Expense

Advertising Expense—The Company expenses advertising costs as incurred. Advertising expense of $2,378 and $1,579 is included in Selling and marketing expense in the accompanying consolidated statements of operations for the years ended December 31, 2018 and 2019, respectively.

Income Taxes

Income Taxes—The Company recognizes deferred income tax assets and liabilities for the expected future tax consequences of net operating loss carryforwards, credit carryforwards, and temporary differences between financial statement carrying amounts of assets and liabilities and their respective tax bases, using enacted tax rates in effect for the year in which the items are expected to reverse.

The Company accounts for uncertain tax positions based on an evaluation as to whether it is more likely than not that a tax position will be sustained on audit, including resolution of any related appeals or litigation processes. This evaluation is based on all available evidence and assumes that the appropriate tax authorities have full knowledge of all relevant information concerning the tax position. The tax benefit recognized is based on the largest amount that is greater than 50% likely of being realized upon ultimate settlement. Interest expense and penalties are included in Provision for income taxes in the consolidated statements of operations.

U.S. Tax Reform

U.S. Tax Reform—On December 22, 2017, the Tax Cuts and Jobs Act (the “Act” or “U.S. tax reform”) was enacted. U.S. tax reform, among other things, reduces the U.S. federal income tax rate to 21% from 35% in 2018, institutes a dividends received deduction for foreign earnings with a related tax for the deemed repatriation of unremitted foreign earnings, and creates a new U.S. minimum tax on earnings of foreign subsidiaries. The Company has completed its accounting for the effects of the Act in 2018 and has included those effects in Provision for income taxes in the consolidated statements of operations.

Segment

Segment—Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) to allocate resources and assess performance. The Company defines its CODM to be its chief executive officer. The chief executive officer reviews the financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating the Company’s financial performance. Accordingly, the Company has determined it operates and manages its business in a single reportable operating segment, the development and marketing of computer software and related services. The Company markets its products and services through the Company’s offices in the United States and its wholly‑owned branches and subsidiaries internationally.

Foreign Currency Translation

Foreign Currency Translation—Gains and losses resulting from foreign currency transactions denominated in currencies other than the functional currency are included in Other income (expense), net (see Note 20). The assets and liabilities of foreign subsidiaries are translated from their respective functional currencies into U.S. Dollars at the rates in effect at the balance sheet date, and revenue and expense amounts are translated at average rates during the period. Foreign currency translation adjustments are recorded as a component of Other comprehensive income (loss), net of taxes in the consolidated statements of comprehensive income.

Concentration of Credit Risk

Concentration of Credit Risk—Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of its cash and cash equivalents and receivables. To reduce credit risk, the Company performs ongoing credit evaluations of its customers and limits the amount of credit extended when deemed necessary. Generally, the Company requires no collateral from its customers. The Company maintains an allowance for potential credit losses, but historically has not experienced any significant losses related to individual customers or groups of customers in any particular industry or geographic area. No single customer accounted for more than 2.5% of the Company’s revenue in the years ended December 31, 2018 or 2019.

The Company’s cash and cash equivalents are deposited with financial institutions and invested in money market funds that the Company believes are of high credit quality.

Investment in Joint Venture

Investment in Joint Venture—The Company is party to a joint venture which is accounted for using the equity method. The Company applies the equity method to investments in which its ownership interest is 50 percent or less and in which it exercises significant influence over operating and financial policies of the investee. Under the equity method, original investments are recorded at cost and adjusted by the Company’s share of undistributed earnings and losses of these investments. The joint venture is not material to the Company’s financial results (see Note 7).

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts— Accounts receivable represent receivables from customers for products and services invoiced by the Company for which payment is outstanding. Receivables are recorded at the invoiced amount and do not bear interest.

The Company establishes an allowance for doubtful accounts for estimated losses expected during the accounts receivable collection process. The allowance for doubtful accounts reduces the accounts receivable balance to the net realizable value of the outstanding accounts and installment receivables. The development of the allowance for doubtful accounts is based on a review of past due amounts, historical write‑off and recovery experience, as well as aging trends affecting specific accounts and general operational factors affecting all accounts. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

The Company considers current economic trends when evaluating the adequacy of the allowance for doubtful accounts. If circumstances relating to specific customers change or unanticipated changes occur in the general business environment, the Company’s estimate of the recoverability of receivables could be further adjusted.

Activity related to the Company’s allowance for doubtful accounts was as follows:

	Year Ended
	December 31,
	2018	2019
Balance, beginning of year	$5,669	$7,611
Allowances (recoveries) recorded	1,620	(452)
Foreign currency translation adjustments	322	115
Balance, end of year	$7,611	$7,274

Stock-Based Compensation

Stock‑Based Compensation—The Company records all stock‑based compensation as an expense in the consolidated statements of operations measured at the grant date fair value of the award. The fair value of stock option awards is determined using the Black‑Scholes option pricing model. For all other equity‑based arrangements, the share‑based compensation expense is based on the share price at the grant date (see Note 14).

Guarantees

Guarantees—The Company’s software license agreements typically provide for indemnification of customers for intellectual property infringement claims. The Company also warrants to customers, when requested, that its software products operate substantially in accordance with standard specifications for a limited period of time. The Company has not incurred significant obligations under customer indemnification or warranty provisions historically and does not expect to incur significant obligations in the future. Accordingly, the Company does not maintain accruals for potential customer indemnification or warranty‑related obligations.

Derivative Arrangements

Derivative Arrangements—The Company records derivative instruments as an asset or liability measured at fair value and depending on the nature of the hedge, the corresponding changes in the fair value of these instruments are recorded in the consolidated statements of operations or comprehensive income. If the derivative is determined to be a hedge, changes in the fair value of the derivative are offset against the change in the fair value of the hedged assets or liabilities through the consolidated statements of operations or recognized in Other comprehensive income (loss), net of taxes until the hedged item is recognized in the consolidated statements of operations. The ineffective portion of a derivative’s change in fair value is recognized in earnings. Also, changes in the entire fair value of a derivative that is not designated as a hedge are recognized in earnings (see Note 16).

Fair Value Measurements

Fair Value Measurements—The Company categorizes its assets and liabilities measured at fair value into a three‑level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels (see Note 16).